NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative)	6 Months Ended
Nov. 30, 2020
Accounting Policies [Abstract]
Reverse stock split	Effective June 20, 2018, the Company effectuated a 1 share for 4,000 shares reverse stock split which reduced the issued and outstanding shares of common stock from 3,642,441,577 shares to 910,610 shares. Effective September 4, 2019, the Company effectuated a 1 share for 400 shares reverse stock split which reduced the issued and outstanding shares of common stock from 423,639,620 shares to 1,061,357 shares. The accompanying financial statements have been retroactively adjusted to reflect these reverse stock splits.
Acquisition of The Marquie Group, Inc.	On August 16, 2018 (see Note 8), the Company merged with The Marquie Group, Inc. (“TMGI”) in exchange for the issuance of a total of 100,000 shares of our common stock to TMGI’s stockholders. Following the merger, the Company had 102,277 shares of common stock issued and outstanding. On December 5, 2018, the Company amended and restated its Articles of Incorporation providing for a change in the Company’s name from “Music of Your Life, Inc.” to “The Marquie Group, Inc.” The TMGI business plan is to license, develop and launch a direct-to-consumer, health and beauty product line called “Whim” that use innovative formulations of plant-based, amino-acids and other natural alternatives to chemical ingredients.